Business Developments (Acquisition of PT Mandala Multifinance Tbk) (Details) - JPY (¥) ¥ in Millions		12 Months Ended
	Mar. 13, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Business Developments [Line Items]
Goodwill		¥ 493,758	¥ 566,536	¥ 558,164
PT Adira Dinamika Multi Finance Tbk | PT Mandala Multifinance Tbk
Business Developments [Line Items]
Ownership percentage by NCI owners	10.00%
PT Mandala Multifinance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	70.60%
Payments to acquire businesses	¥ 59,025
Assets acquired	80,236
Net loans receivables acquired	47,937
Liabilities acquired	34,676
Long-term debt liabilities acquired	28,319
Goodwill	31,795
Intangible assets	¥ 15,139
Weighted average amortization period, in years	5 years 3 months 18 days
Noncontrolling interests, recorded on acquisition	¥ 10,448
Finite-lived intangible assets, purchase accounting adjustments		¥ 2,748
PT Mandala Multifinance Tbk | Dealer relationships
Business Developments [Line Items]
Intangible assets	¥ 10,602
Weighted average amortization period, in years	8 years
PT Mandala Multifinance Tbk | MUFG Bank and ADMF
Business Developments [Line Items]
Percentage of voting interests acquired	80.60%
PT Mandala Multifinance Tbk | PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Payments to acquire investments	¥ 8,360
Acquired loan at fair value at acquisition date	42,152
Acquired loan unpaid principal balance	42,633
Contractual loans not expected to be collected	¥ 1,450